Investments in Single-Family Residential Properties - Net Carrying Amount of Properties (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Real Estate [Abstract]
Land	$ 2,716,934	$ 2,703,388	$ 2,640,615
Single-family residential property	6,856,390	6,829,579	6,696,760
Capital improvements	228,419	229,890	226,993
Equipment	31,778	31,988	32,031
Total gross investments in the properties	9,833,521	9,794,845	9,596,399
Less: accumulated depreciation	(917,961)	(792,330)	(543,698)
Investments in single-family residential properties, net	$ 8,915,560	$ 9,002,515	$ 9,052,701